Shareholder Report	6 Months Ended	104 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VALUE LINE ASSET ALLOCATION FUND INC
Entity Central Index Key	0000904170
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000162154
Shareholder Report [Line Items]
Fund Name	Value Line Asset Allocation Fund, Inc.
Class Name	Institutional
Trading Symbol	VLAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Asset Allocation Fund, Inc. for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the fund perform last six months and what affected its performance?

The Fund's Institutional Class generated a total return of 4.46% during the six months ended June 30, 2024. This compares to the 8.70% return of the Fund’s blended benchmark, comprised 60% of the S&P 500 Index and 40% of the Bloomberg US Aggregate Bond Index (the “Bloomberg Index”), during the same reporting period.

  The Fund’s relative underperformance of its blended benchmark is attributable primarily to stock selection overall within its equity portfolio. Mega-cap stocks, i.e., the largest of the large-cap stocks, led the U.S. equity market during the semiannual period, and the Fund did not own those stocks. Also, the Fund’s fixed income portfolio modestly lagged the Bloomberg Index.

  The Fund’s asset allocation added value, as the Fund was overweight the equity market and underweight the bond market during the semiannual period. The 15.29% return of the S&P 500® Index significantly outpaced the -0.71% return of the Bloomberg Index.

  The equity portion of the Fund was hurt most by stock selection in the information technology sector. Weak stock selection in the health care and financials sectors also detracted. Only partially offsetting these detractors was effective stock selection in the consumer staples sector, where its sole position, Costco, posted a robust double-digit gain. Having no exposure to the real estate and utilities sectors, which were among the weakest sectors in the S&P 500® Index, and effective stock selection in the industrials sector further boosted relative results.

  Among individual stocks, not owning computer graphics processors manufacturer NVIDIA, whose shares rose approximately 150%, detracted most. Holding positions in select information technology laggards Accenture and Adobe also hurt. Rail freight transportation company Union Pacific, whose shares declined due to weaker than expected operating performance, also detracted significantly.

  The equity portion of the Fund was helped most by positions in aerospace components producer TransDigm Group and analytics software and services provider Fair Isaac, also known as FICO. Each enjoyed a healthy double-digit share price gain, helped by stronger than expected operating performance. The equity portion of the Fund also benefited from not owning electric vehicle maker Tesla, whose shares experienced a double-digit share price decline.

  The fixed income portion of the Fund was hurt most by its duration positioning. Early in the semiannual period, its duration was slightly longer than that of the Bloomberg Index based on our expectations of the U.S. Federal Reserve beginning to cut interest rates by mid-2024. However, with the moderate resurgence of inflation during the first calendar quarter and as interest rates rose in reaction, such duration positioning detracted. By the end of June, we had reduced duration to a modestly short position relative to the Bloomberg Index.

  Fixed income sector allocation decisions overall boosted relative results. An overweight to corporate bonds, particularly BBB-rated bonds, contributed most positively. An underweight to U.S. Treasuries also helped. Issue selection as a whole added modest value, especially a focus on higher-coupon mortgage-backed securities, which helped offset the sector’s weak performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Asset Allocation Fund Inc.-Institutional Class	S&P 500® Index	60/40 S&P 500® Index/Bloomberg U.S. Aggregate Bond Index
10/15	$10,000	$10,000	$10,000
11/15	$10,014	$10,030	$10,008
12/15	$9,856	$9,872	$9,900
01/16	$9,560	$9,382	$9,660
02/16	$9,578	$9,369	$9,681
03/16	$10,008	$10,005	$10,100
04/16	$10,040	$10,043	$10,139
05/16	$10,200	$10,224	$10,248
06/16	$10,343	$10,250	$10,338
07/16	$10,496	$10,628	$10,591
08/16	$10,538	$10,643	$10,595
09/16	$10,499	$10,645	$10,594
10/16	$10,300	$10,451	$10,445
11/16	$10,428	$10,838	$10,579
12/16	$10,451	$11,052	$10,713
01/17	$10,629	$11,262	$10,847
02/17	$10,957	$11,709	$11,143
03/17	$10,957	$11,723	$11,149
04/17	$11,204	$11,843	$11,253
05/17	$11,419	$12,010	$11,385
06/17	$11,335	$12,085	$11,426
07/17	$11,466	$12,333	$11,592
08/17	$11,452	$12,371	$11,653
09/17	$11,587	$12,626	$11,786
10/17	$11,791	$12,921	$11,965
11/17	$12,027	$13,317	$12,197
12/17	$12,038	$13,465	$12,305
01/18	$12,511	$14,236	$12,719
02/18	$12,198	$13,711	$12,365
03/18	$12,198	$13,363	$12,183
04/18	$12,134	$13,414	$12,182
05/18	$12,316	$13,737	$12,405
06/18	$12,499	$13,822	$12,451
07/18	$12,869	$14,336	$12,761
08/18	$13,268	$14,803	$13,067
09/18	$13,371	$14,887	$13,091
10/18	$12,648	$13,870	$12,448
11/18	$12,983	$14,153	$12,643
12/18	$12,312	$12,875	$11,952
01/19	$13,013	$13,906	$12,615
02/19	$13,502	$14,353	$12,881
03/19	$13,844	$14,632	$13,130
04/19	$14,210	$15,224	$13,487
05/19	$14,104	$14,257	$12,984
06/19	$14,706	$15,262	$13,642
07/19	$14,899	$15,481	$13,784
08/19	$15,088	$15,236	$13,753
09/19	$14,935	$15,521	$13,900
10/19	$15,002	$15,857	$14,115
11/19	$15,399	$16,433	$14,458
12/19	$15,478	$16,928	$14,752
01/20	$15,940	$16,922	$14,837
02/20	$15,298	$15,529	$14,085
03/20	$13,981	$13,611	$12,907
04/20	$15,077	$15,356	$14,038
05/20	$15,888	$16,087	$14,499
06/20	$15,944	$16,407	$14,721
07/20	$16,530	$17,332	$15,349
08/20	$16,968	$18,578	$16,057
09/20	$16,807	$17,872	$15,631
10/20	$16,502	$17,397	$15,324
11/20	$17,482	$19,301	$16,514
12/20	$17,882	$20,043	$16,966
01/21	$17,311	$19,841	$16,809
02/21	$17,323	$20,388	$17,067
03/21	$17,509	$21,281	$17,542
04/21	$18,250	$22,416	$18,261
05/21	$18,120	$22,573	$18,371
06/21	$18,566	$23,100	$18,721
07/21	$19,226	$23,649	$19,105
08/21	$19,530	$24,368	$19,527
09/21	$18,833	$23,234	$18,804
10/21	$19,793	$24,862	$19,779
11/21	$19,489	$24,690	$19,690
12/21	$20,053	$25,797	$20,342
01/22	$18,678	$24,462	$19,436
02/22	$18,076	$23,729	$18,943
03/22	$18,556	$24,610	$19,342
04/22	$17,259	$22,464	$17,880
05/22	$17,215	$22,505	$17,933
06/22	$16,514	$20,648	$16,750
07/22	$17,769	$22,552	$17,998
08/22	$17,137	$21,632	$17,320
09/22	$15,948	$19,640	$15,938
10/22	$16,497	$21,230	$16,838
11/22	$17,514	$22,416	$17,700
12/22	$16,952	$21,125	$16,906
01/23	$17,838	$22,452	$17,833
02/23	$17,439	$21,904	$17,391
03/23	$18,040	$22,708	$17,981
04/23	$18,109	$23,063	$18,221
05/23	$18,146	$23,163	$18,233
06/23	$18,839	$24,693	$19,135
07/23	$19,036	$25,487	$19,609
08/23	$19,082	$25,081	$19,338
09/23	$18,421	$23,885	$18,511
10/23	$18,196	$23,383	$18,144
11/23	$19,862	$25,518	$19,611
12/23	$20,628	$26,678	$20,472
01/24	$20,987	$27,126	$20,728
02/24	$21,411	$28,574	$21,534
03/24	$21,553	$29,494	$22,127
04/24	$20,577	$28,289	$21,292
05/24	$21,002	$29,692	$22,207
06/24	$21,548	$30,757	$22,888

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 11/2/15
Institutional Class	14.38%	7.94%	9.27%
S&P 500® Index	24.56%	15.05%	13.70%
60/40 S&P 500® Index/Bloomberg U.S. Aggregate Bond Index	15.79%	8.94%	8.79%

Performance Inception Date		Nov. 02, 2015
AssetsNet	$ 925,129,773	$ 925,129,773
Holdings Count | Holding	217	217
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$925,129,773
# of Portfolio Holdings	217
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	65.4%
Bonds & Notes	32.8%
Cash & Other Assets - Net	1.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Cintas Corp.	4.8%
TransDigm Group, Inc.	4.7%
Republic Services, Inc.	4.0%
Tyler Technologies, Inc.	2.9%
W R Berkley Corp.	2.8%
Fair Isaac Corp.	2.8%
Costco Wholesale Corp.	2.8%
Intercontinental Exchange, Inc.	2.7%
Stryker Corp.	2.7%
ServiceNow, Inc.	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020616
Shareholder Report [Line Items]
Fund Name	Value Line Asset Allocation Fund, Inc.
Class Name	Investor
Trading Symbol	VLAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Asset Allocation Fund, Inc. for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the fund perform last six months and what affected its performance?

The Fund's Investor Class generated a total return of 4.35% during the six months ended June 30, 2024. This compares to the 8.70% return of the Fund’s blended benchmark, comprised 60% of the S&P 500 Index and 40% of the Bloomberg US Aggregate Bond Index (the “Bloomberg Index”), during the same reporting period.

  The Fund’s relative underperformance of its blended benchmark is attributable primarily to stock selection overall within its equity portfolio. Mega-cap stocks, i.e., the largest of the large-cap stocks, led the U.S. equity market during the semiannual period, and the Fund did not own those stocks. Also, the Fund’s fixed income portfolio modestly lagged the Bloomberg Index.

  The Fund’s asset allocation added value, as the Fund was overweight the equity market and underweight the bond market during the semiannual period. The 15.29% return of the S&P 500® Index significantly outpaced the -0.71% return of the Bloomberg Index.

  The equity portion of the Fund was hurt most by stock selection in the information technology sector. Weak stock selection in the health care and financials sectors also detracted. Only partially offsetting these detractors was effective stock selection in the consumer staples sector, where its sole position, Costco, posted a robust double-digit gain. Having no exposure to the real estate and utilities sectors, which were among the weakest sectors in the S&P 500® Index, and effective stock selection in the industrials sector further boosted relative results.

  Among individual stocks, not owning computer graphics processors manufacturer NVIDIA, whose shares rose approximately 150%, detracted most. Holding positions in select information technology laggards Accenture and Adobe also hurt. Rail freight transportation company Union Pacific, whose shares declined due to weaker than expected operating performance, also detracted significantly.

  The equity portion of the Fund was helped most by positions in aerospace components producer TransDigm Group and analytics software and services provider Fair Isaac, also known as FICO. Each enjoyed a healthy double-digit share price gain, helped by stronger than expected operating performance. The equity portion of the Fund also benefited from not owning electric vehicle maker Tesla, whose shares experienced a double-digit share price decline.

  The fixed income portion of the Fund was hurt most by its duration positioning. Early in the semiannual period, its duration was slightly longer than that of the Bloomberg Index based on our expectations of the U.S. Federal Reserve beginning to cut interest rates by mid-2024. However, with the moderate resurgence of inflation during the first calendar quarter and as interest rates rose in reaction, such duration positioning detracted. By the end of June, we had reduced duration to a modestly short position relative to the Bloomberg Index.

  Fixed income sector allocation decisions overall boosted relative results. An overweight to corporate bonds, particularly BBB-rated bonds, contributed most positively. An underweight to U.S. Treasuries also helped. Issue selection as a whole added modest value, especially a focus on higher-coupon mortgage-backed securities, which helped offset the sector’s weak performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Asset Allocation Fund Inc.-Investor Class	S&P 500® Index	60/40 S&P 500® Index/Bloomberg U.S. Aggregate Bond Index
06/14	$10,000	$10,000	$10,000
07/14	$9,735	$9,862	$9,907
08/14	$10,039	$10,257	$10,188
09/14	$9,842	$10,113	$10,075
10/14	$10,222	$10,360	$10,262
11/14	$10,358	$10,638	$10,458
12/14	$10,333	$10,612	$10,446
01/15	$10,212	$10,293	$10,340
02/15	$10,575	$10,885	$10,656
03/15	$10,571	$10,712	$10,571
04/15	$10,454	$10,815	$10,618
05/15	$10,509	$10,954	$10,692
06/15	$10,468	$10,742	$10,520
07/15	$10,699	$10,967	$10,683
08/15	$10,293	$10,306	$10,280
09/15	$10,135	$10,051	$10,155
10/15	$10,545	$10,898	$10,664
11/15	$10,619	$10,931	$10,673
12/15	$10,446	$10,758	$10,556
01/16	$10,140	$10,225	$10,292
02/16	$10,152	$10,211	$10,313
03/16	$10,604	$10,903	$10,767
04/16	$10,638	$10,946	$10,809
05/16	$10,804	$11,142	$10,928
06/16	$10,951	$11,171	$11,021
07/16	$11,113	$11,583	$11,296
08/16	$11,154	$11,599	$11,301
09/16	$11,109	$11,602	$11,300
10/16	$10,894	$11,390	$11,140
11/16	$11,030	$11,812	$11,291
12/16	$11,048	$12,045	$11,437
01/17	$11,237	$12,274	$11,582
02/17	$11,581	$12,761	$11,903
03/17	$11,577	$12,776	$11,910
04/17	$11,839	$12,907	$12,021
05/17	$12,063	$13,089	$12,163
06/17	$11,974	$13,170	$12,207
07/17	$12,110	$13,441	$12,388
08/17	$12,090	$13,482	$12,452
09/17	$12,233	$13,760	$12,598
10/17	$12,445	$14,082	$12,794
11/17	$12,688	$14,513	$13,047
12/17	$12,698	$14,675	$13,164
01/18	$13,197	$15,515	$13,617
02/18	$12,863	$14,943	$13,233
03/18	$12,863	$14,563	$13,033
04/18	$12,791	$14,619	$13,035
05/18	$12,980	$14,971	$13,276
06/18	$13,169	$15,064	$13,326
07/18	$13,560	$15,624	$13,664
08/18	$13,974	$16,133	$13,997
09/18	$14,083	$16,225	$14,024
10/18	$13,314	$15,116	$13,325
11/18	$13,664	$15,424	$13,535
12/18	$12,956	$14,031	$12,778
01/19	$13,690	$15,156	$13,499
02/19	$14,201	$15,642	$13,788
03/19	$14,558	$15,946	$14,055
04/19	$14,940	$16,592	$14,444
05/19	$14,828	$15,538	$13,891
06/19	$15,455	$16,633	$14,605
07/19	$15,654	$16,872	$14,759
08/19	$15,849	$16,605	$14,719
09/19	$15,687	$16,915	$14,879
10/19	$15,753	$17,282	$15,114
11/19	$16,169	$17,909	$15,488
12/19	$16,247	$18,449	$15,809
01/20	$16,728	$18,442	$15,896
02/20	$16,053	$16,924	$15,072
03/20	$14,667	$14,834	$13,789
04/20	$15,812	$16,735	$15,016
05/20	$16,661	$17,532	$15,518
06/20	$16,716	$17,881	$15,759
07/20	$17,328	$18,889	$16,438
08/20	$17,780	$20,247	$17,212
09/20	$17,611	$19,478	$16,748
10/20	$17,282	$18,960	$16,414
11/20	$18,304	$21,035	$17,709
12/20	$18,722	$21,844	$18,201
01/21	$18,119	$21,623	$18,032
02/21	$18,128	$22,220	$18,317
03/21	$18,323	$23,193	$18,839
04/21	$19,092	$24,431	$19,621
05/21	$18,952	$24,601	$19,739
06/21	$19,415	$25,175	$20,118
07/21	$20,098	$25,773	$20,533
08/21	$20,413	$26,557	$20,994
09/21	$19,682	$25,322	$20,209
10/21	$20,680	$27,096	$21,272
11/21	$20,357	$26,908	$21,174
12/21	$20,943	$28,114	$21,885
01/22	$19,499	$26,659	$20,904
02/22	$18,870	$25,861	$20,370
03/22	$19,368	$26,821	$20,811
04/22	$18,010	$24,483	$19,229
05/22	$17,960	$24,527	$19,285
06/22	$17,227	$22,503	$17,999
07/22	$18,531	$24,578	$19,354
08/22	$17,865	$23,575	$18,622
09/22	$16,625	$21,404	$17,126
10/22	$17,195	$23,137	$18,110
11/22	$18,250	$24,430	$19,042
12/22	$17,661	$23,023	$18,177
01/23	$18,581	$24,469	$19,179
02/23	$18,159	$23,872	$18,705
03/23	$18,782	$24,749	$19,342
04/23	$18,854	$25,135	$19,601
05/23	$18,888	$25,244	$19,617
06/23	$19,606	$26,912	$20,602
07/23	$19,802	$27,777	$21,118
08/23	$19,846	$27,334	$20,824
09/23	$19,161	$26,031	$19,930
10/23	$18,916	$25,484	$19,533
11/23	$20,650	$27,811	$21,122
12/23	$21,439	$29,075	$22,050
01/24	$21,808	$29,563	$22,330
02/24	$22,245	$31,142	$23,212
03/24	$22,392	$32,144	$23,856
04/24	$21,365	$30,831	$22,952
05/24	$21,808	$32,360	$23,945
06/24	$22,371	$33,521	$24,685

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	14.10%	7.68%	8.38%
S&P 500® Index	24.56%	15.05%	12.86%
60/40 S&P 500® Index/Bloomberg U.S. Aggregate Bond Index	15.79%	8.94%	8.26%

AssetsNet	$ 925,129,773	$ 925,129,773
Holdings Count | Holding	217	217
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$925,129,773
# of Portfolio Holdings	217
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	65.4%
Bonds & Notes	32.8%
Cash & Other Assets - Net	1.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Cintas Corp.	4.8%
TransDigm Group, Inc.	4.7%
Republic Services, Inc.	4.0%
Tyler Technologies, Inc.	2.9%
W R Berkley Corp.	2.8%
Fair Isaac Corp.	2.8%
Costco Wholesale Corp.	2.8%
Intercontinental Exchange, Inc.	2.7%
Stryker Corp.	2.7%
ServiceNow, Inc.	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com